Finance Costs	12 Months Ended
Dec. 31, 2017
Finance Costs [Abstract]
FINANCE COSTS
14.	FINANCE COSTS

	Year ended December 31,
	2017	2016	2015
Interest expenses on bank borrowings
wholly repayable within one year	96,385	71,783	-

Bank borrowings interests are charged at a rate of 6.09% per annum for the bank loan that was fully repaid in 2017.

Bank borrowings interests are charged at a rate of 6.09% per annum for the current bank loan.